Financial risk management (Schedule of detailed information about consolidated financial statements) (Details)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Prepaid expenses and other receivables		$ 24,007		$ 25,421
Long-term loan	$ 60,000	$ 48,243	$ 40,000	$ 30,269
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash (bank indebtedness)	55,950		8,759
Prepaid expenses and other receivables	29,857		33,594
Trade payables and other liabilities	17,366		23,530
Convertible debentures (carrying value)	1,093,684		2,176,454
Derivative liabilities	693,143		260,692
Long-term loan	$ 60,000		$ 40,000